Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Components of Other within Other Liablities
The components of other within other liabilities are as
follows
:

(Canadian $ in millions)	2024	2023
Accounts payable, accrued expenses and other items	$11,311	$11,999
Accrued interest payable	6,468	5,299
ACL on off-balance sheet items	580	460
Cash collateral	6,414	6,406
Credit card loyalty rewards	1,465	1,432
Current tax liabilities	470	44
Deferred tax liabilities (Note 23)	1	16
Lease liabilities	3,326	3,506
Liabilities of subsidiaries	5,633	18,120
Other employee future benefits liability (Note 22)	863	823
Pension liability (Note 22)	189	179
Total	$36,720	$48,284